Assets pledged and collateral (Tables)	6 Months Ended
Jun. 30, 2021
Assets pledged and collateral	Assets pledged
end of	2Q21	4Q20
CHF million
Total assets pledged or assigned as collateral	116,523	144,355
of which encumbered	55,154	82,950	[1]
1 Prior period has been corrected.

Fair value of collateral received with the right to sell or repledge
Collateral
end of	2Q21	4Q20	[1]
CHF million
Fair value of collateral received with the right to sell or repledge	370,803	385,515
of which sold or repledged	135,894	158,567
1 Prior period has been corrected.

Bank
Assets pledged and collateral	Assets pledged
end of	6M21	2020
CHF million
Total assets pledged or assigned as collateral	116,523	144,355
of which encumbered	55,154	82,950	[1]
1 Prior period has been corrected.

Fair value of collateral received with the right to sell or repledge
Collateral
end of	6M21	2020	[1]
CHF million
Fair value of collateral received with the right to sell or repledge	370,803	385,515
of which sold or repledged	135,894	158,567
1 Prior period has been corrected.